              LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                       NEW YORK TAX EXEMPT BOND FUND

May 3, 1999

Dear Shareholder:

We are pleased to report the J.P. Morgan New York Tax Exempt Bond Fund delivered a strong return of 5.39% for the fiscal year ended March 31, 1999. The fund handily outperformed its competition, which gained 5.17%, as measured by the Lipper New York Intermediate Municipal Debt Funds Average. At the same time, the fund trailed its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, which rose 5.97%. Of course, the index return is exclusive of fees and expenses. The fund's 30-day SEC yield as of March 31 was 3.68%, which is a tax equivalent yield of 6.09% at a 39.6% federal income tax rate.

The fund's net asset value as of March 31, 1999 was $10.66, up four cents from $10.62 on March 31, 1998. Dividends of approximately $0.52 per share were paid over the 12-month period, including $0.42 in tax-exempt income, $0.08 in long-term capital gains, and $0.02 in short-term capital gains. The fund's net assets rose to more than $119 million from $85 million, while the net assets of The New York Tax Exempt Bond Portfolio, in which the fund invests, were approximately $321 million.

The report that follows includes an interview with Robert Meiselas, who with Elaine Young, manages the fund. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.........1      GLOSSARY OF TERMS .................6

FUND PERFORMANCE...................2      FUND FACTS AND HIGHLIGHTS..........7

PORTFOLIO MANAGER Q&A..............3      FINANCIAL STATEMENTS..............10
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $10,000 SINCE FUND INCEPTION*


[GRAPH]


[PLOT POINTS TO COME]



PERFORMANCE TOTAL                                 TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                  ------------------       -------------------------------
                                                  THREE       SIX          ONE          THREE   SINCE
AS OF MARCH 31, 1999                              MONTHS      MONTHS       YEAR         YEARS   INCEPTION*
--------------------------------------------------------------------       -------------------------------
J.P. Morgan New York Tax Exempt Bond Fund         0.57%       1.07%        5.39%        6.01%        6.16%
Lehman Brothers 1-16 year Municipal Bond Index**  0.86%       1.63%        5.97%        6.89%        7.09%
Lipper New York Intermediate  Municipal Debt
  Funds Average                                   0.49%       1.01%        5.17%        5.92%        5.89%


* 4/11/94 - COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION; AVERAGE ANNUAL RETURN SINCE ACTUAL INCEPTION
IS 6.14%).

** PRIOR TO MAY 1, 1997 THE BENCHMARK WAS THE LEHMAN BROTHERS 1-15 YEAR MUNICIPAL BOND INDEX. COMMENCING MAY 1, 1997 THE BENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

This interview was conducted with Robert Meiselas, who with Elaine Young, manages The New York Tax Exempt Bond Portfolio in which the fund invests.

[PHOTO]

ELAINE YOUNG, vice president, is a portfolio manager with the U.S. Fixed Income Group and is responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree and an M.B.A. in Finance. Elaine is also a Chartered Financial Analyst.

[PHOTO]

ROBERT MEISELAS, vice president, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax-exempt private placements. Mr. Meiselas is a C.P.A. and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. He is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on April 15, 1999 and represents both Bob and Elaine's views on that date.

THE FUND'S NET ASSET VALUE ROSE AS INTEREST RATES DECLINED OVER THE 12 MONTHS ENDED MARCH 31. WHAT HAPPENED?

RM: The market has gone through several phases. Last fall, for example, interest rates fell sharply as investors sought the safety of U.S. Treasuries during the Asian financial crisis. This spring, bond investors have markedly differing opinions about the future course of tax-exempt interest rates. The economy continues to show signs of strength, yet the economic slowdown predicted by many economists since late last fall has never materialized. Although there have been some reports of a modest slowing, other data, such as consumer spending and employment, have not yet weakened noticeably. The economy has tremendous forward momentum as a result of consumer spending.

WHAT SUPPORTED MUNICIPAL BOND PRICES OVER THE PERIOD?

RM: Favorable yields. On an after-tax basis, their yields typically exceeded U.S. Treasuries for a taxpayer in the highest federal income tax bracket. For example, to match a tax-free municipal yield of 4%, an investor paying the highest federal tax rate would need a taxable yield of 6.6%, more than a full percentage point higher than the longest Treasury bond available. In addition, municipal bond prices have been supported by continued inflows into bond mutual funds and weak supply of the municipal bonds themselves.

HOW HAS ALL OF THIS AFFECTED THE NEW YORK MUNICIPAL BOND MARKET?

RM: Profoundly. First, low inflation has reduced interest rates which stimulated a strong rally in both the stock and bond markets. This added wealth effect increased economic growth even further because consumer spending increased, as did demand for investments. New York municipal bonds offer the highest after-tax return available for fixed income investors.

In addition, economic growth has increased tax revenues for municipalities and reduced the need for local governments to borrow money in the bond market. Consequently, the supply of New York municipals has dwindled and investors perceive that credit risk is lower for those available. Both factors have pushed New York bond prices higher.

SO HOW DID YOU MANAGE THE FUND IN THIS RELATIVELY FAVORABLE MARKET?

RM: We were bullish on interest rates last year, and remained that way until this past February. We had anticipated a lower supply, and expected the continued absence of inflation as well as pent-up demand for tax-exempt bonds.

THEN SOMETHING CHANGED?

RM: By February, the economy remained so strong that investors started to fear that interest rates would rise. Also, many of the foreign economic problems that had earlier stimulated a flight to quality had begun to recede.

WHAT DID YOU DO?

RM: We moved from mildly bullish to a more neutral position. We had held an average maturity that was slightly longer than our 7-year benchmark, so we moved back to 7 years. As noted before, the U.S. economy is still very strong. In addition, the tax-exempt municipal bond market is not technically as favorable as it was months ago. Tax-exempt bonds are still inexpensive when compared to U.S. Treasuries, but they are not as inexpensive as they were earlier.

HOW WOULD YOU DESCRIBE YOUR STRATEGY?

RM: We're conservative. We try to provide an efficient and attractive after-tax performance in a stable fund. In today's market, that means that we are biased toward premium, non-callable bonds, because they help provide a cushion in volatile markets. We have been buying them when they are reasonably priced and structured to meet our investment needs.

We are also interested in bonds that carry somewhat lower credit ratings than our AA average. Prices for some lower investment grade bonds have cheapened, so we are looking at them opportunistically. We'll look at bonds rated A or lower, as we find them. Fewer and fewer bonds are lower-rated because most new bonds sold in today's market are insured.

HAS THIS STRATEGY WORKED?

RM: Yes, we think our performance was good over the 12 months ended March 31. By extending duration last fall, we benefited from falling interest rates, and when rates rose suddenly in February, we shortened maturities. Our structure also helped. We stayed away from lower quality bonds that suffered as spreads widened. We have a favorable Sharpe ratio - the measure of the risk we are willing to accept versus that of riskless assets.

WHAT IS YOUR OUTLOOK?

RM: We expect the U.S. economy will remain strong over the next few months, and municipal bond supply typically increases during the second quarter. However, there has been continued cash flow into municipal bond funds and there is pent-up demand for municipal bonds. While a strong economy and added supply suggest that municipal bond prices may weaken, continued investor interest in municipals is apt to stabilize the market. These factors can easily shift in the months ahead. Consequently, we are neutral about the outlook for the municipal market and have positioned the portfolio accordingly.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's or Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a five-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payment until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan New York Tax Exempt Bond Fund seeks to provide a high level of tax-exempt income for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high level of income which is free from federal, state, and New York City personal income taxes.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 3/31/99
$119,151,551

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 3/31/99
$320,929,932

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/13/99

EXPENSE RATIO
The fund's current expense ratio of 0.70% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF MARCH 31, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

REVENUE BONDS                75.4%
GENERAL OBLIGATIONS          16.0%
PRIVATE PLACEMENTS            7.1%
SHORT-TERM & OTHER            1.5%


30-DAY SEC YIELD
3.73%*

DURATION
5.26 years

QUALITY PROFILE
AAA-A             86.8%
Other             13.2%




*YIELD IS NET OF FEES AND REFLECTS THE REIMBURSEMENT OF CERTAIN EXPENSES AS DISCUSSED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN 3.69%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC., A WHOLLY OWNED SUBSIDIARY OF J.P. MORGAN & CO. INC., IS THE PORTFOLIO'S INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

           THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Tax Exempt Bond
  Portfolio ("Portfolio"), at value                $119,078,338
Receivable for Shares of Beneficial Interest Sold       459,843
Receivable for Expense Reimbursements                    13,203
Prepaid Trustees' Fees                                      282
Deferred Organization Expenses                               24
Prepaid Expenses and Other Assets                           574
                                                   ------------
    Total Assets                                    119,552,264
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                              251,220
Dividends Payable to Shareholders                        68,607
Shareholder Servicing Fee Payable                        25,047
Administrative Services Fee Payable                       2,585
Administration Fee Payable                                  108
Fund Services Fee Payable                                    89
Accrued Expenses                                         53,057
                                                   ------------
    Total Liabilities                                   400,713
                                                   ------------
NET ASSETS
Applicable to 11,180,812 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $119,151,551
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.66
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $116,200,102
Undistributed Net Investment Income                      21,047
Accumulated Net Realized Gain on Investment             270,173
Net Unrealized Appreciation of Investment             2,660,229
                                                   ------------
    Net Assets                                     $119,151,551
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $4,721,235
Allocated Portfolio Expenses                                    (390,974)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                4,330,261
FUND EXPENSES
Shareholder Servicing Fee                          $238,894
Administrative Services Fee                          28,071
Registration Fees                                    26,592
Transfer Agent Fees                                  24,182
Professional Fees                                    12,839
Amortization of Organization Expenses                 2,742
Fund Services Fee                                     2,559
Administration Fee                                    1,863
Trustees' Fees and Expenses                           1,137
Miscellaneous                                        22,762
                                                   --------
    Total Fund Expenses                             361,641
Less: Reimbursement of Expenses                     (41,794)
                                                   --------
NET FUND EXPENSES                                                319,847
                                                              ----------
NET INVESTMENT INCOME                                          4,010,414
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    1,133,357
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           (109,003)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $5,034,768
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1999   MARCH 31, 1998
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    4,010,414   $   2,974,540
Net Realized Gain on Investment Allocated from
  Portfolio                                             1,133,357         577,329
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                    (109,003)      1,725,945
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                        5,034,768       5,277,814
                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (4,010,414)     (2,974,540)
Net Realized Gain                                      (1,007,351)       (433,162)
                                                   --------------   --------------
    Total Distributions to Shareholders                (5,017,765)     (3,407,702)
                                                   --------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       55,749,920      40,909,669
Reinvestment of Dividends and Distributions             3,927,401       2,580,218
Cost of Shares of Beneficial Interest Redeemed        (25,703,457)    (16,397,235)
                                                   --------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              33,973,864      27,092,652
                                                   --------------   --------------
    Total Increase in Net Assets                       33,990,867      28,962,764
NET ASSETS
Beginning of Fiscal Year                               85,160,684      56,197,920
                                                   --------------   --------------
End of Fiscal Year (including undistributed net
  investment income of
  $21,047 and $21,047, respectively)               $  119,151,551   $  85,160,684
                                                   --------------   --------------
                                                   --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                              FOR THE PERIOD
                                                                                              APRIL 11, 1994
                                                    FOR THE FISCAL YEAR ENDED MARCH 31,      (COMMENCEMENT OF
                                                   --------------------------------------   OPERATIONS) THROUGH
                                                     1999      1998      1997      1996       MARCH 31, 1995
                                                   --------   -------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  10.62   $ 10.28   $ 10.34   $ 10.11   $            10.00
                                                   --------   -------   -------   -------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.42      0.46      0.46      0.46                 0.40
Net Realized and Unrealized Gain (Loss) on
  Investment                                           0.14      0.40     (0.03)     0.26                 0.11
                                                   --------   -------   -------   -------   -------------------
Total from Investment Operations                       0.56      0.86      0.43      0.72                 0.51
                                                   --------   -------   -------   -------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.42)    (0.46)    (0.46)    (0.46)               (0.40)
Net Realized Gain                                     (0.10)    (0.06)    (0.03)    (0.03)                  --
                                                   --------   -------   -------   -------   -------------------
Total Distributions to Shareholders                   (0.52)    (0.52)    (0.49)    (0.49)               (0.40)
                                                   --------   -------   -------   -------   -------------------

NET ASSET VALUE, END OF PERIOD                     $  10.66   $ 10.62   $ 10.28   $ 10.34   $            10.11
                                                   --------   -------   -------   -------   -------------------
                                                   --------   -------   -------   -------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                           5.39%     8.49%     4.19%     7.16%                5.26%(a)
Net Assets, End of Period (in thousands)           $119,152   $85,161   $56,198   $50,523   $           38,137
Ratios to Average Net Assets
  Net Expenses                                         0.70%     0.71%     0.75%     0.75%                0.75%(b)
  Net Investment Income                                3.95%     4.33%     4.44%     4.43%                4.31%(b)
  Expenses without Reimbursement                       0.74%     0.77%     0.81%     0.79%                0.97%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan New York Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 11, 1994. Prior to November 2, 1998, the fund's name was the J.P. Morgan New York Total Return Bond Fund.

The fund invests all of its investable assets in The New York Tax Exempt Bond Portfolio (the "portfolio"), a non-diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (37% at March 31, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $13,301, which were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes. The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended March 31, 1999, the fee for these services amounted to $1,863.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended March 31, 1999, the fee for these services amounted to $28,071.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.70% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the fiscal year ended March 31, 1999, J.P. Morgan has agreed to reimburse the fund $41,794 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate. This rate was 0.20% of the average daily net assets of the fund from April 1, 1998 through July 31, 1998. Effective August 1, 1998 the rate was increased to 0.25%. For the fiscal year ended March 31, 1999, the fee for these services amounted to $238,894.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------
      responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $2,559 for the fiscal year ended March 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1999   MARCH 31, 1998
                                                   --------------   --------------
Shares sold......................................      5,203,659        3,864,109
Reinvestment of dividends and distributions......        366,522          243,534
Shares redeemed..................................     (2,405,543)      (1,556,053)
                                                   --------------   --------------
Net Increase.....................................      3,164,638        2,551,590
                                                   --------------   --------------
                                                   --------------   --------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement ( the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocable to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings to the Agreement at March 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan New York Tax Exempt Bond Fund
(Formerly J.P. Morgan New York Total Return Bond Fund)

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan New York Tax Exempt Bond Fund (the "fund") at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
May 13, 1999

The New York Tax Exempt Bond Portfolio
Annual Report March 31, 1999
(The following pages should be read in conjunction with J.P. Morgan New York Tax Exempt Bond Fund
Annual Financial Statements)

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (96.9%)
CALIFORNIA (0.3%)
    $ 1,000      Kaweah Delta Hospital District, Tulare
                   County, (Series F, due 06/01/14)......      PP      NR/NR    06/01/00(a)    5.250% $ 1,018,750
                                                                                                      -----------

ILLINOIS (1.0%)
      3,000      Illinois Development Finance Authority,
                   (IDR, Riverside Health & Fitness
                   Center Project, Series 1998-A, due
                   08/01/28).............................      PP      NR/NR    08/01/01(a)    4.350    3,015,000
                                                                                                      -----------

MICHIGAN (1.3%)
      3,444      City of Detroit Public School...........      PP      NR/NR    10/15/01       5.485    3,520,305
        708      City of Detroit Public School, (Public
                   Power Revenue)........................      PP      NR/NR    10/15/00       4.550      716,065
                                                                                                      -----------
                     TOTAL MICHIGAN......................                                               4,236,370
                                                                                                      -----------

NEW YORK (93.6%)
      4,000      Erie County Water Authority, (Water
                   Revenue, Refunding, Escrowed to
                   Maturity, Series A, due 12/01/04),
                   AMBAC Insured.........................      RB     Aaa/AAA   12/01/03(a)    5.000    4,209,880
      2,195      Erie County, FGIC Insured...............      GO     Aaa/AAA   11/01/02       5.000    2,289,539
      4,025      Hempstead Town, (Callable, Series A, due
                   08/15/07), MBIA Insured...............      GO      Aaa/NR   08/15/06(a)    4.750    4,171,591
      3,000      Long Island Power Authority, (New York
                   Electric Systems Revenue).............      RB     Baa1/A-   04/01/02       5.000    3,087,900
      3,100      Long Island Power Authority, (New York
                   Electric Systems Revenue, Refunding,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   12/01/09       5.500    3,383,464
      4,950      Long Island Power Authority, (New York
                   Electric Systems Revenue, Refunding,
                   Series A), AMBAC insured..............      RB     Aaa/AAA   12/01/10       5.500    5,402,678
      3,500      Long Island Power Authority, (New York
                   Electric Systems Revenue, Refunding,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   12/01/11       5.500    3,812,585
      4,000      Metropolitan Transportation Authority,
                   (Commuter Facilities, Refunding,
                   Series D), MBIA Insured...............      RB     Aaa/AAA   07/01/06       6.000    4,453,160

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 5,500      Metropolitan Transportation Authority,
                   (Dedicated Tax Fund, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   04/01/11       6.250% $ 6,349,585
      1,370      Metropolitan Transportation Authority,
                   (Service Contract, Commuter
                   Facilities, Refunding, Series N)......      RB     Baa1/BBB+ 07/01/02       6.625    1,483,669
      3,165      Metropolitan Transportation Authority,
                   (Transportation Facilities Revenue,
                   Series 8), MBIA-IBC Insured...........      RB     Aaa/AAA   07/01/07       5.500    3,433,329
      1,065      Monroe County, (Public Improvement,
                   Prerefunded, Escrowed to Maturity,
                   Series 1995), AMBAC Insured...........      GO     Aaa/AAA   06/01/08       5.875    1,196,751
         65      Monroe County, (Public Improvement,
                   Unrefunded Balance, Series 1995),
                   AMBAC Insured.........................      GO     Aaa/AAA   06/01/08       5.875       73,041
      2,150      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....      RB      Aa2/AA   07/01/05       6.000    2,379,921
      4,000      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....      RB      Aa2/AA   07/01/07       6.000    4,485,720
      1,500      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series J)....      RB      Aa2/AA   07/01/04       6.000    1,647,405
      5,000      Municipal Assistance Corp. for the City
                   of New York, (Series O)...............      RB      Aa2/AA   07/01/05       5.000    5,269,800
      5,560      Nassau County, (Series Y), FGIC
                   Insured...............................      GO     Aaa/AAA   03/01/05       5.000    5,812,813
      1,460      New York City Industrial Development
                   Agency, (Civil Facilities Revenue,
                   YMCA Greater New York Project)........      RB     Baa3/NR   08/01/05       6.000    1,582,231
      1,000      New York City Industrial Development
                   Agency, (IDR, Brooklyn Navy Yard,
                   Cogen Partners, Refunding, due
                   10/01/22).............................      RB     Baa3/BBB- 10/01/21(a)    6.200    1,123,200
      3,075      New York City Municipal Water Finance
                   Authority, (Callable, Water & Sewer
                   Systems Revenue, Series C, due
                   06/15/21), AMBAC Insured..............      RB     Aaa/AAA   06/15/02(a)    6.200    3,350,120
      3,000      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   A)....................................      RB      Aa3/AA   08/15/07       5.500    3,250,980
      2,600      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   A)....................................      RB      Aa3/AA   11/15/02       5.000    2,704,182

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,100      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   C)....................................      RB      Aa3/AA   05/01/05       5.000% $ 3,247,994
      4,000      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   C)....................................      RB      Aa3/AA   05/01/03       5.000    4,166,640
      6,000      New York City, (Callable, Series A, due
                   08/01/03).............................      GO      A3/A-    08/01/02(a)    6.250    6,513,780
      4,330      New York City, (Callable, Unrefunded
                   Balance, Series D, due 02/15/07)......      GO      A3/A-    02/15/05(a)    5.750    4,661,505
        670      New York City, (Prerefunded, Series D,
                   due 02/15/07).........................      GO      A3/A-    02/15/05(a)    5.750      734,869
      4,000      New York City, (Refunding, Series D)....      GO      A3/A-    11/01/09       6.500    4,636,280
      1,000      New York City, (Refunding, Series G),
                   MBIA Insured..........................      GO     Aaa/AAA   02/01/09       6.750    1,179,160
      2,000      New York State Dormitory Authority,
                   (Callable, Cornell University, due
                   07/01/08).............................      RB      Aa2/AA   07/01/06(a)    5.300    2,159,120
      2,000      New York State Dormitory Authority,
                   (City University Systems, Prerefunded,
                   Series F, due 07/01/20), FGIC
                   Insured...............................      RB     Aaa/AAA   07/01/00(a)    7.500    2,136,660
      2,280      New York State Dormitory Authority,
                   (Columbia University).................      RB     Aaa/AAA   07/01/07       5.250    2,453,759
      2,885      New York State Dormitory Authority, (FHA
                   Hospital & Nursing Home, Refunding,
                   Series A), AMBAC Insured..............      RB      NR/AAA   08/15/08       5.000    3,024,144
      2,500      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Callable, Refunding, due 08/01/13),
                   AMBAC Insured.........................      RB     Aaa/AAA   02/01/08(a)    4.400    2,522,500
      2,000      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA   02/01/04       5.000    2,086,060
      2,000      New York State Dormitory Authority,
                   (Lease Revenue, Municipal Health
                   Facilities, Series 1), FSA Insured....      RB     Aaa/AAA   01/15/07       5.000    2,089,060
      5,280      New York State Dormitory Authority,
                   (Long Island Jewish Medical Center,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   07/01/05       5.000    5,532,226

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (Memorial Sloan Kettering Cancer
                   Center, Series C), MBIA Insured.......      RB     Aaa/AAA   07/01/19       5.750% $ 2,205,820
      3,685      New York State Dormitory Authority,
                   (Mental Health Services Facilities)...      RB     Aaa/AAA   08/15/09       5.250    3,910,154
      5,650      New York State Dormitory Authority,
                   (Mental Health Services Facilities,
                   Refunding, Series B)..................      RB      A3/A-    02/15/06       6.000    6,214,887
      2,000      New York State Dormitory Authority, (New
                   York University, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/06       5.000    2,102,700
      2,510      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   11/01/05       5.000    2,635,726
      2,530      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   11/01/10       5.500    2,760,154
      2,000      New York State Dormitory Authority,
                   (Secondary Hospital, North General
                   Hospital, Refunding, Series G)........      RB     Baa1/BBB+ 02/15/05       5.500    2,126,900
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding)................      RB      A3/A-    05/15/01       5.250    3,093,960
      1,500      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A)......      RB      A3/A-    05/15/04       6.500    1,668,300
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A), FGIC
                   Insured...............................      RB     Aaa/AAA   05/15/11       5.875    3,363,030
      2,000      New York State Dormitory Authority,
                   (University of Rochester, Refunding,
                   Series A), MBIA Insured...............      RB     Aaa/AAA   07/01/05       5.000    2,101,160
      1,210      New York State Dormitory Authority,
                   (University of Rochester, Series A)...      RB      A1/A+    07/01/06       6.500    1,386,188
      4,000      New York State Environmental Facilities
                   Corp., (Callable, PCR, State Water,
                   Revolving Fund, Series A, due
                   06/15/01).............................      RB      Aa1/AA   06/15/00(a)    7.300    4,251,880
      5,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, New York City Municipal Water,
                   Refunding)............................      RB     Aa1/AA-   06/15/11       5.750    5,574,950

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, Prerefunded, due 06/15/14)......      RB     Aaa/AA+   06/15/01(a)    6.500% $ 2,160,260
      5,000      New York State Environmental Facilities
                   Corp., (Special Obligation, Riverbank
                   State Park, Prerefunded, due
                   04/01/22).............................      RB     Aaa/AAA   04/01/02(a)    7.375    5,604,550
      1,605      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................      RB     Aa1/AA-   06/15/02       5.000    1,664,738
      1,000      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................      RB     Aa1/AA-   06/15/07       5.250    1,070,110
      2,600      New York State Housing Finance Agency,
                   (Service Contract Obligation,
                   Refunding, Series C)..................      RB     Baa1/BBB+ 03/15/05       4.850    2,676,466
      3,260      New York State Local Government
                   Assistance Corp., (Prerefunded, Series
                   C, due 04/01/18)......................      RB      Aaa/A+   04/01/02(a)    6.250    3,556,236
      2,000      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   A)....................................      RB      A3/A+    04/01/06       6.000    2,214,780
      2,525      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   B), MBIA Insured......................      RB     Aaa/AAA   04/01/04       5.250    2,669,077
      3,350      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   E)....................................      RB      A3/A+    04/01/14       6.000    3,732,537
      1,550      New York State Local Government
                   Assistance Corp., (Series A)..........      RB      A3/A+    04/01/05       5.400    1,661,709
      2,850      New York State Medical Care Facilities
                   Finance Agency, (Callable, Hospital &
                   Nursing Home Services, Series D, due
                   02/15/32).............................      RB      Aa2/NR   02/15/03(a)    6.450    3,167,804
      1,500      New York State Medical Care Facilities
                   Finance Agency, (Mental Health
                   Services, Refunding, Series F)........      RB      A3/A-    02/15/03       6.000    1,606,740

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,620      New York State Municipal Bond Bank
                   Agency, (Special Program, Refunding,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   03/15/06       5.000% $ 2,749,795
      9,667      New York State Office of Temporary and
                   Disability Assistance, (General
                   Obligation)...........................      PP      NR/NR    03/31/05       4.480    9,721,899
      2,000      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Escrowed
                   to Maturity, Series W)................      RB     Aaa/AAA   01/01/03       6.625    2,191,260
      4,500      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................      RB     Aa3/AA-   02/15/03       5.000    4,688,595
      3,350      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................      RB     Aa3/AA-   02/15/05       5.500    3,602,121
      3,000      New York State Thruway Authority,
                   (Refunding, Series E).................      RB     Aa3/AA-   01/01/07       5.500    3,251,370
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge)...............................      RB     Baa1/BBB+ 04/01/05       6.000    2,187,400
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Refunding)....................      RB     Baa1/BBB+ 04/01/04       5.500    2,121,680
      9,935      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Series A-2), MBIA Insured.....      RB     Aaa/AAA   04/01/06       5.250   10,579,377
      2,470      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)............................      RB     Baa1/BBB+ 01/01/06       6.250    2,744,294
      2,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Series 6).............................      RB     Baa1/BBB+ 01/01/03       6.000    2,135,960
      3,500      New York State Urban Development Corp.,
                   (Correctional Facilities Service
                   Contract, Series B)...................      RB     Baa1/BBB+ 01/01/01       5.000    3,571,505
      2,500      New York State Urban Development Corp.,
                   (Prerefunded, due 04/01/11)...........      RB     Aaa/BBB+  04/01/01(a)    7.500    2,734,375
      2,635      New York State Urban Development Corp.,
                   (Sub Lien, Corporate Purpose,
                   Refunding)............................      RB       A2/A    01/01/06       6.000    2,905,667
      5,250      New York State, (Refunding, Series A)...      GO       A2/A    07/15/06       6.500    6,007,365

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,100      New York State, (Refunding, Series B)...      GO       A2/A    08/15/05       6.250% $ 3,476,712
      1,350      New York State, (Refunding, Series C)...      GO       A2/A    10/01/04       6.000    1,484,312
      2,415      New York State, (Refunding, Series F)...      GO       A2/A    09/15/03       5.000    2,531,355
      1,000      Orange County, (Refunding)..............      GO      Aa2/NR   11/15/04       5.500    1,082,270
      1,000      Orange County, (Refunding)..............      GO      Aa2/NR   11/15/05       5.500    1,083,850
      7,730      Port Authority of New York & New Jersey,
                   (Special Project, JFK International
                   Air Terminal, Series 6), MBIA
                   Insured...............................      RB     Aaa/AAA   12/01/11       6.250    8,892,747
      2,650      Suffolk County, (Water Authority
                   Waterworks Revenue, Refunding, Senior
                   Lien), MBIA Insured...................      RB     Aaa/AAA   06/01/07       5.100    2,800,388
      1,500      Suffolk County, (Water Authority
                   Waterworks Revenue, Refunding, Senior
                   Lien), MBIA Insured...................      RB     Aaa/AAA   06/01/09       5.100    1,589,580
      2,945      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   SR, due 01/01/07).....................      RB      Aa3/A+   01/01/00(a)    5.000    3,095,372
      1,500      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   Y)....................................      RB      Aa3/A+   01/01/07       5.900    1,664,955
      3,960      Triborough Bridge & Tunnel Authority,
                   (Special Obligation, Refunding, Series
                   A), FGIC Insured......................      RB     Aaa/AAA   01/01/07       5.500    4,278,226
      2,000      Trust for Cultural Resources of the City
                   of New York, (Public Power Revenue,
                   Series 1999, due 08/01/05)............      PP      NR/NR    01/01/08(a)    4.600    2,000,000
      4,000      United Nations Development Corp.,
                   (Senior Lien, Series A, Prerefunded,
                   due 07/01/26).........................      RB      Aaa/NR   07/01/03(a)    6.000    4,417,560
      3,230      Yonkers, (Series C), AMBAC Insured......      GO     Aaa/AAA   08/01/04       5.500    3,459,039
                                                                                                      -----------
                     TOTAL NEW YORK......................                                             300,327,146
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
PUERTO RICO (0.7%)
    $ 2,220      Commonwealth of Puerto Rico, (General
                   Obligation)...........................      PP      NR/NR    12/04/03       7.469% $ 2,339,062
                                                                                                      -----------
                     TOTAL LONG TERM INVESTMENTS (COST $304,432,424)................................  310,936,328
                                                                                                      -----------
SHORT-TERM INVESTMENTS (1.5%)
ARIZONA (0.0%)
        100      Maricopa County, (Callable, PCR,
                   Refunding, Series D, due 05/01/29),
                   LOC - Bank of America.................    VRDN     P-1/A-1+  04/01/99(b)    3.300      100,000
                                                                                                      -----------

GEORGIA (1.1%)
        900      Burke County Development Authority,
                   (Callable, PCR, Georgia Power Co.,
                   Vogtle Project 1-st Series, due
                   04/01/32).............................    VRDN     VMIG1/A-1 04/01/99(b)    3.300      900,000
      2,550      Burke County Development Authority,
                   (Callable, PCR, Georgia Power Co.,
                   Vogtle Project-4th Series, Refunding,
                   due 09/01/25).........................    VRDN     VMIG1/A-1 04/01/99(b)    3.300    2,550,000
                                                                                                      -----------
                                                                                                        3,450,000
                                                                                                      -----------

LOUISIANA (0.0%)
         80      Louisiana Public Facilities Authority,
                   (Callable, due 12/01/15), LOC -
                   Deutsche Bank A.G.....................    VRDN      P-1/NR   04/01/99(b)    3.300       80,000
                                                                                                      -----------

NEW YORK (0.0%)
        200      New York City Municipal Water Finance
                   Authority, (Callable, Water & Sewer
                   Systems Revenue, Series C, due
                   06/15/22), FGIC Insured...............    VRDN     VMIG1/A-1+ 04/01/99(b)   3.300      200,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
OTHER (0.4%)
    $   895      Puttable Floating Options (Tax Exempt
                   Receipts, Callable, Series SG P-5, due
                   07/02/27), LIQ FAC-Societe Generale...    VRDN     NR/A-1+c  04/01/99(b)    3.360% $   895,000
        275      Puttable Floating Options (Tax Exempt
                   Receipts, Callable, Series SG P-6, due
                   01/01/28), LIQ FAC-Societe Generale...    VRDN     NR/A-1+c  04/01/99(b)    3.360      275,000
                                                                                                      -----------
                                                                                                        1,170,000
                                                                                                      -----------
                     TOTAL SHORT-TERM INVESTMENTS (COST $5,000,000).................................    5,000,000
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $309,432,424) (98.4%)......................................  315,936,328
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%).......................................    4,993,604
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $320,929,932
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of investments of $309,451,545 for federal income tax purposes at March 31, 1999, the aggregate gross unrealized appreciation and depreciation was $7,074,669 and $589,886, respectively, resulting in net unrealized appreciation of investments of $6,484,783.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Notes tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corporation.

FGIC - Financial Guaranty Insurance Company.

FHA - Federal Housing Authority.

FSA - Financial Security Assurance.

GO - General Obligation.

IDR - Industrial Development Revenue.

LIQ FAC - Liquidity Facility.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

NR - Not Rated.

PCR - Pollution Control Revenue.

PP - Private Placement.

RB - Revenue Bond.

VRDN - Variable Rate Demand Note.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $309,432,424 )          $315,936,328
Cash                                                     30,603
Interest Receivable                                   5,097,693
Prepaid Trustees' Fees                                      184
Deferred Organization Expenses                               19
Prepaid Expenses and Other Assets                         1,566
                                                   ------------
    Total Assets                                    321,066,393
                                                   ------------
LIABILITIES
Advisory Fee Payable                                     80,827
Administrative Services Fee Payable                      10,289
Administration Fee Payable                                  374
Fund Services Fee Payable                                   234
Accrued Expenses                                         44,737
                                                   ------------
    Total Liabilities                                   136,461
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $320,929,932
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $12,318,506
EXPENSES
Advisory Fee                                       $  796,521
Custodian Fees and Expenses                            85,723
Administrative Services Fee                            73,366
Professional Fees and Expenses                         44,238
Fund Services Fee                                       6,630
Trustees' Fees and Expenses                             3,306
Administration Fee                                      3,052
Amortization of Organization Expense                    2,304
Miscellaneous                                           5,476
                                                   ----------
    Total Expenses                                                1,020,616
                                                                -----------
NET INVESTMENT INCOME                                            11,297,890
NET REALIZED GAIN ON INVESTMENTS                                  2,712,515
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                       142,962
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $14,153,367
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1999   MARCH 31, 1998
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   11,297,890   $    7,914,129
Net Realized Gain on Investments                        2,712,515        1,111,960
Net Change in Unrealized Appreciation of
  Investments                                             142,962        4,862,341
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       14,153,367       13,888,430
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         162,950,459       87,771,218
Withdrawals                                           (53,185,304)     (52,571,222)
                                                   --------------   --------------
    Net Increase from Investors' Transactions         109,765,155       35,199,996
                                                   --------------   --------------
    Total Increase in Net Assets                      123,918,522       49,088,426
NET ASSETS
Beginning of Fiscal Year                              197,011,410      147,922,984
                                                   --------------   --------------
End of Fiscal Year                                 $  320,929,932   $  197,011,410
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED     APRIL 11, 1994
                                                           MARCH 31,            (COMMENCEMENT OF
                                                   -------------------------   OPERATIONS) THROUGH
                                                   1999   1998   1997   1996     MARCH 31, 1995
                                                   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.38%  0.40%  0.43%  0.44%                0.48%(a)
  Net Investment Income                            4.26%  4.62%  4.75%  4.72%                4.59%(a)
  Expenses without Reimbursement                   0.38%  0.40%  0.43%  0.44%                0.51%(a)
Portfolio Turnover                                   44%    51%    35%    41%                  63%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. Prior to November 2, 1998, the portfolio's name was The New York Total Return Bond Portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax for New York residents, consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the Agreement remain the same. For the fiscal year ended March 31, 1999, such fees amounted to $796,521.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended March 31, 1999, the fee for these services amounted to $3,052.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended March 31, 1999, the fee for these services amounted to $73,366.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $6,630 for the fiscal year ended March 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------
      as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended March 31, 1999 were as follows:

COST OF             PURCHASES
   PROCEEDS         FROM SALES
----------------   ------------
$230,648,580.....  $113,320,935

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Tax Exempt Bond Portfolio
(Formerly The New York Total Return Bond Portfolio)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Tax Exempt Bond Portfolio (the "portfolio") at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
May 13, 1999

J.P. MORGAN FUNDS

     PRIME MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND: SELECT SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     EMERGING MARKETS DEBT FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     GLOBAL 50 FUND: SELECT SHARES



FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS CALL
J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


J.P. MORGAN
NEW YORK
TAX EXEMPT
BOND FUND










ANNUAL REPORT
MARCH 31, 1999


rnybfr-993